UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT

PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from

August 26, 2013 through September 24, 2013

Commission File Number of issuing entity: 000-20787-07

AMERICAN EXPRESS CREDIT ACCOUNT MASTER TRUST

(Exact name of issuing entity as specified in its charter)

Commission File Number of Depositor:	Commission File Number of Depositor:	Commission File Number of Depositor:
000-21424-04	333-113579-02	333-113579-01

American Express Receivables Financing Corporation II	American Express Receivables Financing Corporation III LLC	American Express Receivables Financing Corporation IV LLC
(Exact name of depositor as specified in its charter)	(Exact name of depositor as specified in its charter)	(Exact name of depositor as specified in its charter)

13-3854638	20-0942395	20-0942445
(I.R.S. Employer Identification Number of depositor)	(I.R.S. Employer Identification Number of depositor)	(I.R.S. Employer Identification Number of depositor)

American Express Centurion Bank	American Express Bank, FSB
(Exact name of sponsor as specified in its charter)	(Exact name of sponsor as specified in its charter)

Delaware	Not Applicable
State or other jurisdiction of incorporation or organization of the issuing entity	(I.R.S. Employer Identification Number of the issuing entity

c/o The Bank of New York Mellon 101 Barclay Street, New York	10286
(Address of the principal executive offices of the issuing entity)	(Zip Code)

(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Each class of Asset Backed Certificates to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.    Yes  ☒    No  ☐

PART I - DISTRIBUTION INFORMATION

Item 1.	Distribution and Pool Performance Information.

The information required by Item 1121 of Regulation AB is contained in the distribution report attached hereto as Exhibit 99.

PART II - OTHER INFORMATION

Item 9.	Exhibits.

Exhibit No.	Description

99	Monthly Servicer’s Certificate for the Monthly Period ending September 24, 2013 and the October 15, 2013 Payment Date.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: October 15, 2013

American Express Receivables Financing
Corporation II,
Depositor

By:	/s/ Anderson Y. Lee
Name:	Anderson Y. Lee
Title:	President

American Express Receivables Financing
Corporation III LLC,
Depositor

By:	/s/ Kevin L. Thompson
Name:	Kevin L. Thompson
Title:	President

American Express Receivables Financing
Corporation IV LLC,
Depositor

By:	/s/ Denise D. Roberts
Name:	Denise D. Roberts
Title:	President